                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002
                                                ---------------

Check here if Amendment  [  ]; Amendment Number:
                                                  -------------------------
  This Amendment (Check only one.):          [  ]   is a restatement.
                                             [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          WOODLAND PARTNERS LLC
              -----------------------------------------------
Address:       60 SOUTH SIXTH STREET, SUITE 3750
              -----------------------------------------------
               MINNEAPOLIS, MINNESOTA 55402
              -----------------------------------------------


Form 13F File Number:  28- 5982
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard W. Jensen
              --------------------------------
Title:         Managing Partner
              --------------------------------
Phone:         (612) 359-4180
              --------------------------------

Signature, Place, and Date of Signing:

 /s/ Richard W. Jensen         Minneapolis, Minnesota       May 13, 2002
----------------------------  ---------------------------  ----------------
[Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                                 -------------------------------

Form 13F Information Table Entry Total:           59
                                                  ------------------------------

Form 13F Information Table Value Total:          $ 320,456
                                                  ------------------------------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                    FORM 13F
                               REPORTING MANAGER:
                              WOODLAND PARTNERS LLC

Item 1                          Item 2    Item 3     Item 4        Item 5       --------------Item 6--------------
                                                     Fair
                            Title of                 Market                          Investment Discretion
Name of Issuer               Class        Cusip      Value         Shares      (a) sole   (b) shared   (c) other
                                                     (X 1000)

Axcelis Technologies Inc.    common     054540109     $4,747      332,000       332,000      -            -
ALBERTO CULVER               common     013068200     $7,475      155,100       155,100      -            -
Apria Healthcare Group       common     037933108     $4,902      200,000       200,000      -            -
Albany International         common     012348108     $3,478      114,800       114,800      -            -
Allete                       common     018522102     $9,873      339,400       339,400      -            -
Alliant Techsystems          common     018804104     $3,773       37,000        37,000      -            -
BRUNSWICK CORP               common     117043109     $8,570      313,700       313,700      -            -
Bowne & Co. Inc.             common     103043105     $4,782      339,900       339,900      -            -
Crown Cork & Seal            common     228255105     $5,099      569,800       569,800      -            -
Ceridian Corp.               common     156779100     $7,300      331,100       331,100      -            -
Charming Shoppes Inc.        common     161133103     $4,155      524,700       524,700      -            -
Coinstar Inc.                common     19259P300     $3,173       94,200        94,200      -            -
Cytec Industries Inc.        common     232820100     $5,852      192,400       192,400      -            -
Donaldson                    common     257651109     $4,889      121,600       121,600      -            -
Dillards Inc.                common     254067101     $6,038      253,100       253,100      -            -
Digi Intl                    common     253798102     $1,132      207,800       207,800      -            -
Dollar Thrifty Automotive    common     256743105     $8,940      422,700       422,700      -            -
El Paso Electric             common     283677854     $3,086      197,200       197,200      -            -
H.B. Fuller Company          common     359694106         $9      300,900       300,900      -            -
Gaylord Entertainment        common     367905106     $7,847      295,000       295,000      -            -
Graco Inc.                   common     384109104     $4,401      107,750       107,750      -            -
GATX Corp.                   common     361448103     $7,024      220,900       220,900      -            -
Gentiva Health Services      common     37247A102     $3,025      122,200       122,200      -            -
HASBRO INC                   common     418056107     $5,772      364,900       364,900      -            -
Hollinger Int'l Inc.         common     435569108     $9,971      760,600       760,600      -            -
Hughes Supply Inc.           common     444482103     $7,854      201,600       201,600      -            -
Ivex Packaging               common     465855104     $3,460      151,000       151,000      -            -
Joy Global Inc.              common     481165108     $2,717      166,700       166,700      -            -
Whitehall Jewelers           common     965063100     $5,061      268,500       268,500      -            -
Key Energy Systems           common     492914106     $5,611      523,500       523,500      -            -
Lodgenet                     common     540211109       $514       30,100        30,100      -            -
MOORE LTD                    common     615785102     $7,760      596,500       596,500      -            -
Miller Herman Inc.           common     600544100     $5,600      235,500       235,500      -            -
Material Sciences            common     576674105     $7,012      671,050       671,050      -            -
Mail Well Inc.               common     560321200     $1,955      311,400       311,400      -            -
National Service Industry    common     637657206     $1,790      171,500       171,500      -            -
Northwest Airlines Corp.     common     667102101     $3,335      174,900       174,900      -            -
Wild Oats Markets            common     96808B107     $4,546      538,100       538,100      -            -
Office Depot                 common     667280101     $7,485      377,100       377,100      -            -
Polaris                      common     731068102     $1,834       28,800        28,800      -            -
Pentair                      common     709631105     $7,267      161,600       161,600      -            -
Phoenix Companies            common     71902E109     $5,218      271,800       271,800      -            -
Pathmark Stores              common     70322A101     $5,510      230,100       230,100      -            -
Paxar Corporation            common     704227107     $4,771      277,900       277,900      -            -
Pittston Brinks Group        common     725701106     $9,334      371,900       371,900      -            -
Pennzoil Quaker State Co.    common     709323109     $7,834      364,900       364,900      -            -
CNA Surety Corp.             common     12612L108     $2,228      148,100       148,100      -            -
Servicemaster Company        common     81760N109     $8,108      589,700       589,700      -            -
TCF Financial                common     872275102     $8,991      170,900       170,900      -            -
Tennant Company              common     880345103       $750       17,900        17,900      -            -
Triarc Companies Inc.        common     895927101     $8,098      291,300       291,300      -            -
Sports Authority Inc.        common     849176102     $5,035      437,900       437,900      -            -
TORO CO.                     common     891092108     $5,548       93,100        93,100      -            -
Trans World Entertainment    common     89336Q100     $3,710      441,700       441,700      -            -
Texas Industries             common     882411103     $6,550      159,000       159,000      -            -
United Stationers            common     913004107     $5,829      153,000       153,000      -            -
Viad Corp.                   common     92552R109     $7,456      266,300       266,300      -            -
Wintrust Financial Corp.     common     97650W108     $3,340      145,450       145,450      -            -

GRAND TOTAL                                         $320,456
                                                    ========

                             ITEM 7        ----------------ITEM 8 --------------

                                           Voting Authority
Name of Issuer             Managers  (a) sole  (b) shared     (c) none

Axcelis Technologies Inc.       -               332,000        -
ALBERTO CULVER                  -               155,100        -
Apria Healthcare Group          -               200,000        -
Albany International            -               114,800        -
Allete                          -               339,400        -
Alliant Techsystems             -                37,000        -
BRUNSWICK CORP                  -               313,700        -
Bowne & Co. Inc.                -               339,900        -
Crown Cork & Seal               -               569,800        -
Ceridian Corp.                  -               331,100        -
Charming Shoppes Inc.           -               524,700        -
Coinstar Inc.                   -                94,200        -
Cytec Industries Inc.           -               192,400        -
Donaldson                       -               121,600        -
Dillards Inc.                   -               253,100        -
Digi Intl                       -               207,800        -
Dollar Thrifty Automotive       -               422,700        -
El Paso Electric                -               197,200        -
H.B. Fuller Company             -               300,900        -
Gaylord Entertainment           -               295,000        -
Graco Inc.                      -               107,750        -
GATX Corp.                      -               220,900        -
Gentiva Health Services         -               122,200        -
HASBRO INC                      -               364,900        -
Hollinger Int'l Inc.            -               760,600        -
Hughes Supply Inc.              -               201,600        -
Ivex Packaging                  -               151,000        -
Joy Global Inc.                 -               166,700        -
Whitehall Jewelers              -               268,500        -
Key Energy Systems              -               523,500        -
Lodgenet                        -                30,100        -
MOORE LTD                       -               596,500        -
Miller Herman Inc.              -               235,500        -
Material Sciences               -               671,050        -
Mail Well Inc.                  -               311,400        -
National Service Industry       -               171,500        -
Northwest Airlines Corp.        -               174,900        -
Wild Oats Markets               -               538,100        -
Office Depot                    -               377,100        -
Polaris                         -                28,800        -
Pentair                         -               161,600        -
Phoenix Companies               -               271,800        -
Pathmark Stores                 -               230,100        -
Paxar Corporation               -               277,900        -
Pittston Brinks Group           -               371,900        -
Pennzoil Quaker State Co.       -               364,900        -
CNA Surety Corp.                -               148,100        -
Servicemaster Company           -               589,700        -
TCF Financial                   -               170,900        -
Tennant Company                 -                17,900        -
Triarc Companies Inc.           -               291,300        -
Sports Authority Inc.           -               437,900        -
TORO CO.                        -                93,100        -
Trans World Entertainment       -               441,700        -
Texas Industries                -               159,000        -
United Stationers               -               153,000        -
Viad Corp.                      -               266,300        -
Wintrust Financial Corp.        -               145,450        -